Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Compensation Expense Included in Non-Interest Expense and Related Income Tax Benefits

The following table represents the compensation expense that is included in non-interest expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to stock options for the years ended December 31:

(Dollars in thousands, except per share data)	2014	2013	2012
Compensation expense related to stock options	$2,053	$2,110	$1,873
Income tax benefit related to stock options	719	739	656
Impact on basic earnings per share	0.04	0.05	0.04
Impact on diluted earnings per share	0.04	0.05	0.04

Proceeds from the exercise of stock options	$11,693	$8,101	$2,813
Excess tax benefits related to the exercise of stock options	2,105	886	1,221

Estimate Fair Value of Share Option Awards with Weighted-Average Assumptions

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock option awards. The following weighted-average assumptions were used for option awards issued during the years ended December 31:

	2014	2013	2012
Expected dividends	2.1%	2.6%	2.7%
Expected volatility	35.8%	34.8%	40.1%
Risk-free interest rate	2.3%	1.7%	0.8%
Expected term (in years)	7.5	8.6	5.00
Weighted-average grant-date fair value	$21.26	$15.37	$14.50

Activity Related to Stock Options

The following table represents the activity related to stock options during the periods indicated.

	Number of shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in thousands)	Weighted Average Remaining Contract Life (in years)
Outstanding options, December 31, 2011	1,097,620	$50.14
Granted	230,665	51.69
Issued in connection with acquisition	32,863	41.30
Exercised	(92,092)	30.43	$1,765
Forfeited or expired	(32,981)	56.79

Outstanding options, December 31, 2012	1,236,075	$51.48
Granted	75,722	52.36
Exercised	(200,748)	40.35	2,740
Forfeited or expired	(38,220)	55.87

Outstanding options, December 31, 2013	1,072,829	$53.47
Granted	77,434	65.31
Exercised	(267,421)	48.57	4,612
Forfeited or expired	(15,160)	60.38

Outstanding options, December 31, 2014	867,682	$55.92	8,220	5.1

Exercisable options, December 31, 2012	792,444	50.05
Exercisable options, December 31, 2013	707,934	53.54
Exercisable options, December 31, 2014	562,752	55.92	$5,449	3.7

Schedule of Weighted Average Remaining Life of Options Outstanding within Stated Exercise Prices

The following table presents weighted average remaining life as of December 31, 2014 for options outstanding within the stated exercise prices:

	Options Outstanding			Options Exercisable
Exercise Price Range Per Share	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Number of Options	Weighted Average Exercise Price
$34.33 to $51.69	182,416	$49.24	4.3 Years	118,312	$48.53
$51.70 to $52.35	111,197	52.33	7.1 Years	43,156	52.33
$52.36 to $54.68	146,995	53.43	6.5 Years	90,146	54.10
$54.69 to $57.60	142,360	56.52	3.7 Years	120,873	56.68
$57.61 to $59.83	105,666	58.38	1.5 Years	105,666	58.38
$59.84 to $111.71	179,048	65.06	6.7 Years	84,599	65.89

Total options	867,682	$55.92	5.1 Years	562,752	$55.92

Unvested Restricted Stock Award Activity

The following table represents unvested restricted stock award activity for the years ended December 31:

	2014	2013	2012
Balance at beginning of period	523,756	538,202	512,112
Granted	149,072	167,095	176,669
Forfeited	(167,550)	(28,713)	(13,164)
Earned and issued	(18,171)	(152,828)	(137,415)

Balance at end of period	487,107	523,756	538,202

Schedule of Share and Dividend Equivalent Share Award Activity

The following table represents phantom stock award activity during the periods indicated.

	Number of share equivalents	Dividend equivalents	Total share equivalents	Value of share equivalents (1)
Balance, December 31, 2011	232,921	8,942	241,863	$11,924,000
Granted	119,038	9,152	128,190	6,297,000
Forfeited share equivalents	(10,949)	(367)	(11,316)	556,000
Vested share equivalents	(22,281)	(1,692)	(23,973)	1,180,000

Balance, December 31, 2012	318,729	16,035	334,764	$16,444,000
Granted	169,662	11,189	180,851	11,366,000
Forfeited share equivalents	(18,975)	(785)	(19,760)	1,242,000
Vested share equivalents	(52,178)	(4,088)	(56,266)	2,922,000

Balance, December 31, 2013	417,238	22,351	439,589	$27,628,000
Granted	118,859	9,566	128,425	8,328,000
Forfeited share equivalents	(19,736)	(1,754)	(21,490)	1,394,000
Vested share equivalents	(75,331)	(7,515)	(82,846)	5,512,000

Balance, December 31, 2014	441,030	22,648	463,678	$30,070,000

(1)	Except for share equivalents at the beginning of each period, which are based on the value at that time, and vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company’s stock at the end of the respective periods. The market price of the Company’s stock was $64.85, $62.85 and $49.12 on December 31, 2014, 2013 and 2012, respectively.

Restricted Stock [Member]
Compensation Expense Included in Non-Interest Expense and Related Income Tax Benefits

The following table represents the compensation expense that was included in non-interest expense in the accompanying consolidated statements of comprehensive income related to restricted stock grants for the years ended December 31 of the periods indicated:

(Dollars in thousands)	2014	2013	2012
Compensation expense related to restricted stock	$9,931	$8,593	$8,035

Phantom Stock Awards [Member]
Compensation Expense Included in Non-Interest Expense and Related Income Tax Benefits

The following table represents the compensation expense that was included in non-interest expense in the accompanying consolidated statements of comprehensive income related to restricted stock grants for the years ended December 31:

(Dollars in thousands)	2014	2013	2012
Compensation expense related to restricted stock	$9,932	$8,593	$8,035